Loans Receivable, Net - Summary Of Accounts, Notes, Loans and Financing Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Loans receivable	¥ 4,418,011		¥ 3,675,492
Less: allowance for loan losses	(218,366)		(154,420)
Loans receivable, net	¥ 4,199,645	$ 575,349	¥ 3,521,072